Prepayments and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepayments and other receivables
V.A.T.	$ 4,310	$ 1,826
Income tax payments in advance	3,685	3,156
Other prepaid taxes	23	37
To be recovered from co-venturers (Note 34)	8,630	8,750
Prepayments and other receivables	12,311	8,458
Total prepayments and accrued income	28,959	22,227
Current	25,896	22,106
Non current	$ 3,063	$ 121